Condensed Consolidated Balance Sheets (Q1) (Parenthetical) - $ / shares	Mar. 31, 2024		Dec. 31, 2023
Stockholders' equity:
Preferred stock, par value (in dollars per share)	$ 0.0001		$ 0.0001
Preferred stock, shares authorized (in shares)	1,000,000		1,000,000
Preferred stock, shares issued (in shares)	0		0
Preferred stock, shares outstanding (in shares)	0		0
Common stock, par value (in dollars per share)	$ 0.0001		$ 0.0001
Common stock, shares authorized (in shares)	999,000,000		999,000,000
Common shares, shares issued (in shares)	136,700,583		87,500,000
Common stock, shares outstanding (in shares)	136,700,583	[1]	87,500,000

[1]	Excludes 4,667,033 shares not outstanding and held in escrow